Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable noncontrolling interests
Schedule of carrying amount of redeemable noncontrolling interests

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	27,200	27,200	27,200	3,831
Repurchase of redeemable noncontrolling interests	—	—	—	—
Accretion on redeemable noncontrolling interests	—	—	—	—
Balance as of December 31	27,200	27,200	27,200	3,831